Form N-1A Cover	Apr. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES I DEUTSCHE DWS VARIABLE SERIES I
Entity Central Index Key	0000764797
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 24, 2026
Prospectus Date	May 01, 2026